25. Long-term incentive plan (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Incentive Plan [Abstract]
Schedule of variations in quantity of options

The variations in the quantity of shares/options are presented below:

Date of grant	Share options granted	Maturity Date	Exercise price	Balance at beginning of 2019 financial year	Granted in the period	Exercised in the period	Forfeited in the period	Failing due in the period	Balance at beginning of 2019 financial year

2018-2020 Plan - 2ª Grant	930,662	Jul/22	R$ 11.28	-	930,662	-	(33,418)	-	897,244
2018-2020 Plan – 1st Grant	849,932	Apr/21	R$ 14.41	466,514	-	(115,949)	(97,228)	-	253,337
2014-2016 Plan – 3rd Grant	3,922,204	Nov/22	R$ 8.10	895,522	-	(476,182)	-	-	419,340
2014-2016 Plan – 2nd Grant	3,355,229	Oct/21	R$ 8.45	292,523	-	(159,675)	-	-	132,848
2014-2016 Plan – 1st Grant	1,687,686	Sep/20	R$ 13.42	531,972	-	(32,511)	(121,175)	-	378,286
2011-2013 Plan – 3rd Grant	3,072,418	Jul/19	R$ 8.13	543,583	-	-	-	(543,583)	-
2011-2013 Plan – 2nd Grant	2,661,752	Sep/18	R$ 8.96	-	-	-	-	-	-
2011-2013 Plan – 1st Grant	2,833,595	Aug/17	R$ 8.84	-	-	-	-	-	-
Total	19,313,478			2,730,114	930,662	(784,317)	(251,821)	(543,583)	2,081,055
Average weighted price for the period			R$ 11.23

Date of grant	Share options granted	Maturity Date	Exercise price	Balance at beginning of 2018 financial year	Granted in the period	Exercised in the period	Forfeited in the period	Failing due in the period	Balance at beginning of 2018 financial year

2018-2020 Plan – 1st Grant	849,932	May/20	14.41	-	849,932		(383,418)	-	466,514
2014-2016 Plan – 3rd Grant	3,922,204	Nov/22	8.10	2,684,284		(510,884)	(1,277,878)	-	895,522
2014-2016 Plan – 2nd Grant	3,355,229	Oct/21	8.45	1,240,740		(656,268)	(291,949)	-	292,523
2014-2016 Plan – 1st Grant	1,687,686	Sep/20	13.42	658,720		(27,424)	(99,324)	-	531,972
2011-2013 Plan – 3rd Grant	3,072,418	Jul/19	8.13	694,936			(151,353)	-	543,583
2014-2016 Plan – 2nd Grant	2,661,752	Sep/18	8.96	194,756				(194,756)	-
2014-2016 Plan – 1st Grant	2,833,595	Aug/17	8.84	-				-	-
Total	18,382,816			5,473,436	849,932	(1,194,576)	(2,203,922)	(194,756)	2,730,114
Average weighted price for the period			10.26

Schedule of significant data included in model

Below are the significant data included in the model:

Date of grant	Weighted average base price of shares during the vesting period of the grant	Volatility	Expected useful life of the option	Annual interest rate without risk
2011 Grant	R$ 8.84	51.73% p.a	6 years	11.94% p.a
2012 Grant	R$ 8.96	50.46% p.a	6 years	8.89% p.a
2013 Grant	R$ 8.13	48.45% p.a	6 years	10.66% p.a
2014 Grant	R$ 13.42	44.60% p.a	6 years	10.66% p.a
2015 Grant	R$ 8.45	35.50% p.a	6 years	16.10% p.a
2016 Grant	R$ 8.10	36.70% p.a	6 years	11.73% p.a
2018 Grant	R$ 14.41	NA	3 years	NA
2019 Grant	R$ 11.28	NA	3 years	NA